TOTAL SALES - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	€ 55,108	€ 44,060	€ 41,649
Asia
Revenues	17,936	16,009	15,872
France
Revenues	10,637	12,251	10,021
USA
Revenues	15,036	5,524	5,611
Other geographical Areas
Revenues	€ 11,500	€ 10,276	€ 10,146